THE ADVISORS' INNER CIRCLE FUND

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                       SUPPLEMENT DATED NOVEMBER 21, 2007
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
--------------------------------------------------------------------------------

At a November 14, 2007 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the name, investment objective, principal investment strategy, benchmarks and non-fundamental investment limitation of the RHJ Small/Mid Cap Portfolio (the "Fund"). These changes were requested by Rice Hall James & Associates, LLC (the "Adviser"), the Fund's investment adviser, due to the dramatic increase in the capitalization range of the Russell 2500 Index, the Fund's primary benchmark, that took place in June 2007. In order for the Adviser to be able to maintain its focus on companies with market capitalizations between $1 billion and $2 billion, the Adviser seeks to change its investment strategy to a small cap investment strategy that approximates the Russell 2000 Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 U.S. companies with the largest market capitalization. Accordingly, the Fund's prospectus is amended as follows:

1. THE RHJ SMALL/MID CAP PORTFOLIO HAS BEEN RENAMED THE RHJ SMALL CAP PORTFOLIO. ACCORDINGLY, ALL REFERENCES TO THE "RHJ SMALL/MID CAP PORTFOLIO" IN THE PROSPECTUS ARE REPLACED WITH "RHJ SMALL CAP PORTFOLIO."

2. ON PAGE 2, THE PARAGRAPH UNDER THE HEADING "WHAT IS THE FUND'S INVESTMENT OBJECTIVE?" IS DELETED AND REPLACED WITH THE FOLLOWING:

         The Rice Hall James Small Cap Portfolio (the "Fund" or the "Small Cap Portfolio") seeks maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in small market capitalization (small cap) companies. The Fund may change its objective without shareholder approval.

3. ON PAGE 2, THE FIRST PARAGRAPH UNDER THE HEADING "WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?" IS DELETED AND REPLACED WITH THE
         FOLLOWING:

         The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of small cap companies. The Fund focuses on U.S. companies with total market capitalizations (number of shares outstanding multiplied by share price) which, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. Rice Hall James & Associates, LLC ("RHJ" or the "Adviser") believes that there are greater pricing inefficiencies for small cap companies than larger capitalization securities because this range of the market has less analyst coverage.

4. THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006" TABLE ON PAGE 5 OF THE PROSPECTUS:

                                                                    1 Year       5 Years      10 Years     Since 11/1/96*
---------------------------------------------------------------- ------------- ------------- ------------ ----------------
Average Annual Return Before Taxes                                  11.66%        5.32%        10.02%         10.22%
Average Annual Return After Taxes on Distributions**                7.84%         4.26%         8.28%          8.50%
Average Annual Return After Taxes on Distributions and Sale of
Fund Shares**                                                       12.71%        4.59%         8.17%          8.37%
Russell 2000 Index*** (reflects no deduction for fees,
expenses or taxes)                                                  18.37%       11.39%         9.44%         10.01%
Russell 2000 Growth Index**** (reflects no deduction for fees,
expenses or taxes)                                                  13.35%        6.93%         4.88%          5.30%
Russell 2500 Index (reflects no deduction for fees,
expenses or taxes)                                                  16.17%        12.19%       11.26%         11.31%

*      Commencement of operations. Index comparisons begin on November 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
*** The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell 2000 Index because the Russell 2000 Index is more representative of the type of securities in which the Fund invests. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 U.S. companies with the largest market capitalizations.
**** The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies of the Russell 3000 Index with the higher price to-book ratios and higher forecasted growth values.
# The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 U.S. companies with the largest market capitalization.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 RHJ-SU-002-0100

                         THE ADVISORS' INNER CIRCLE FUND

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                        SUPPLEMENT DATED NOVEMBER 21, 2007
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
--------------------------------------------------------------------------------

At a November 14, 2007 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the name and non-fundamental investment limitation of the RHJ Small/Mid Cap Portfolio (the "Fund"). These changes were requested by Rice Hall James & Associates, LLC (the "Adviser"), the Fund's investment adviser, due to the dramatic increase in the capitalization range of the Russell 2500 Index, the Fund's primary benchmark, that took place in June 2007. In order for the Adviser to be able to maintain its focus on companies with market capitalizations between $1 billion and $2 billion, the Adviser seeks to change its investment strategy to a small cap investment strategy that approximates the Russell 2000 Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies of the Russell 3000 Index, a capitalization weighted index of the 3,000 U.S. companies with the largest market capitalization. Accordingly, the Fund's SAI is amended as follows:

1. THE RHJ SMALL/MID CAP PORTFOLIO HAS BEEN RENAMED THE RHJ SMALL CAP PORTFOLIO. ACCORDINGLY, ALL REFERENCES TO THE "RHJ SMALL/MID CAP PORTFOLIO" IN THE SAI ARE REPLACED WITH "RHJ SMALL CAP PORTFOLIO."

2. UNDER THE HEADING "NON-FUNDAMENTAL POLICIES" ON PAGE S-31, THE SECOND NON-FUNDAMENTAL POLICY IS DELETED AND REPLACED WITH THE FOLLOWING:

         The Small Cap Portfolio may not change its investment strategy to invest at least 80% of its net assets in equity securities of small capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 RHJ-SU-003-0100